UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – September 30, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 38.5%

	Financials — 10.9%
$218,000	American Express Co.,
	3.000%, 10/30/24	$208,234
144,000	Bank of America Corp., (3M LIBOR
	+1.512%), 3.705%, 4/24/28(A)	138,612
245,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	241,781
212,000	Bank of Montreal (Canada),
	3.803%, 12/15/32	198,080
212,000	Bank of New York Mellon Corp. (The)
	MTN, 2.950%, 1/29/23	206,804
230,000	Bank of Nova Scotia (The), (Canada),
	(3M LIBOR +0.620%),
	2.959%, 9/19/22(A)	231,293
200,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	197,304
210,000	BB&T Corp. MTN, 2.850%, 10/26/24	200,946
164,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	167,484
125,000	Citigroup, Inc., 3.300%, 4/27/25	120,063
320,000	Citigroup, Inc., (3M LIBOR +1.430%),
	3.751%, 9/1/23(A)	327,562
84,000	Citigroup, Inc., 4.750%, 5/18/46	81,936
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	173,887
200,000	GE Capital International Funding Co.
	Unlimited Co. (Ireland),
	4.418%, 11/15/35	188,231
223,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	222,356
280,000	Goldman Sachs Group, Inc. (The), (3M
	LIBOR +1.000%), 3.342%, 7/24/23(A)	282,968
110,000	Goldman Sachs Group, Inc. (The),
	3.691%, 6/5/28	104,694
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	120,405
200,000	HSBC Holdings PLC (United Kingdom),
	3.900%, 5/25/26	193,954
300,000	Huntington Bancshares, Inc.,
	4.000%, 5/15/25	299,489
250,000	Huntington National Bank (The),
	2.200%, 11/6/18	249,925
155,000	JPMorgan Chase & Co., (3M LIBOR
	+0.730%), 3.077%, 4/23/24(A)	154,301
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	143,718
205,000	JPMorgan Chase & Co.,
	3.509%, 1/23/29	194,175
216,000	Lloyds Banking Group PLC (United
	Kingdom), 3.574%, 11/7/28	197,855
233,000	Morgan Stanley, 3.737%, 4/24/24	231,021
170,000	Morgan Stanley, 3.950%, 4/23/27	163,168
155,000	Northwestern Mutual Life Insurance
	Co. (The), 144a, 3.850%, 9/30/47	142,055
160,000	PNC Bank NA, 2.700%, 11/1/22	154,137
174,000	Prudential Financial, Inc.,
	5.625%, 6/15/43	181,395
224,000	Royal Bank of Canada (Canada) MTN,
	3.200%, 4/30/21	223,587
215,000	SunTrust Banks, Inc., 4.000%, 5/1/25	215,537
		6,156,957

	Energy — 4.7%
120,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	115,267
184,000	Cenovus Energy, Inc. (Canada),
	4.250%, 4/15/27	177,864
196,000	Cheniere Corpus Christi Holdings LLC,
	7.000%, 6/30/24	214,620
162,000	Columbia Pipeline Group, Inc.,
	4.500%, 6/1/25	163,781
216,000	Enbridge, Inc. (Canada), (3M LIBOR
	+0.700%), 3.034%, 6/15/20(A)	216,788
130,000	Energy Transfer Partners LP,
	4.950%, 6/15/28	132,353
141,000	EOG Resources, Inc., 3.900%, 4/1/35	137,632
230,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	224,889
198,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	202,452
116,000	NGPL PipeCo LLC, 144a,
	7.768%, 12/15/37	142,100
135,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	126,225
76,000	Petroleos Mexicanos (Mexico), 144a,
	5.350%, 2/12/28	71,630
155,000	Petroleos Mexicanos (Mexico), 144a,
	6.350%, 2/12/48	141,980
210,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	203,242
2,338	Transocean Phoenix 2 Ltd. (Cayman
	Islands), 144a, 7.750%, 10/15/24	2,460
166,000	Valero Energy Corp., 4.350%, 6/1/28	167,208
199,000	Williams Cos., Inc. (The),
	3.700%, 1/15/23	196,928
		2,637,419

	Health Care — 4.0%
102,000	Abbott Laboratories,
	3.750%, 11/30/26	101,714
174,000	AbbVie, Inc., 4.450%, 5/14/46	159,951
90,000	Allergan Funding SCS (Luxembourg),
	3.800%, 3/15/25	88,132
205,000	Allergan Sales LLC, 144a,
	5.000%, 12/15/21	212,603
185,000	Catholic Health Initiatives,
	4.200%, 8/1/23	186,292
142,000	Celgene Corp., 5.000%, 8/15/45	141,114
200,000	CVS Health Corp., 4.300%, 3/25/28	198,432
130,000	CVS Health Corp., 5.125%, 7/20/45	133,645
160,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	159,181
164,000	Halfmoon Parent, Inc., 144a,
	4.375%, 10/15/28	163,522

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.5% (Continued)

	Health Care — (Continued)
$204,000	Shire Acquisitions Investments Ireland
	DAC (Ireland), 2.400%, 9/23/21	$197,041
138,000	Thermo Fisher Scientific, Inc.,
	3.600%, 8/15/21	138,454
228,000	UnitedHealth Group, Inc.,
	2.375%, 10/15/22	218,657
140,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	137,132
		2,235,870

	Consumer Discretionary — 3.5%
146,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	147,653
210,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	208,097
230,000	AutoNation, Inc., 5.500%, 2/1/20	235,911
340,000	BMW US Capital LLC, 144a,
	3.100%, 4/12/21	337,774
224,000	Dollar Tree, Inc., (3M LIBOR +0.700%),
	3.149%, 4/17/20(A)	224,341
80,000	Ford Motor Co., 4.750%, 1/15/43	66,614
224,000	Ford Motor Credit Co. LLC,
	4.140%, 2/15/23	220,340
146,000	General Motors Financial Co., Inc.,
	4.350%, 4/9/25	143,267
150,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	186,742
224,000	Toyota Motor Credit Corp. MTN,
	2.950%, 4/13/21	222,973
		1,993,712

	Telecommunication Services — 3.2%
105,000	AT&T, Inc., 3.950%, 1/15/25	103,382
40,000	AT&T, Inc., 4.350%, 6/15/45	34,459
125,000	AT&T, Inc., 4.500%, 5/15/35	116,783
226,000	Booking Holdings, Inc., 3.600%, 6/1/26	219,253
124,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	133,298
190,000	Comcast Corp., 2.850%, 1/15/23	184,299
118,000	Comcast Corp., 4.000%, 3/1/48	105,908
142,000	Interpublic Group of Cos., Inc. (The),
	3.750%, 10/1/21	142,281
91,000	Qwest Corp., 6.750%, 12/1/21	97,119
212,000	Telecom Italia SpA/Milano (Italy),
	144a, 5.303%, 5/30/24	206,435
331,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	338,032
153,000	Warner Media LLC, 3.800%, 2/15/27	146,354
		1,827,603

	Real Estate — 2.7%
208,000	Boston Properties LP REIT,
	3.200%, 1/15/25	199,014
185,000	Crown Castle International Corp. REIT,
	3.650%, 9/1/27	173,815
114,000	Kimco Realty Corp. REIT,
	3.125%, 6/1/23	109,800
61,000	Mid-America Apartments LP, REIT,
	3.750%, 6/15/24	59,776
193,000	Sabra Health Care LP REIT,
	5.125%, 8/15/26	188,940
205,000	SL Green Operating Partnership LP
	REIT, 3.250%, 10/15/22	198,808
131,000	Spirit Realty LP REIT, 4.450%, 9/15/26	125,581
260,000	VEREIT Operating Partnership LP REIT,
	4.600%, 2/6/24	260,861
184,000	Welltower, Inc. REIT, 4.250%, 4/1/26	183,420
		1,500,015

	Industrials — 2.5%
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	317,167
200,000	CRH America Finance, Inc., 144a,
	4.500%, 4/4/48	183,492
202,000	Eagle Materials, Inc., 4.500%, 8/1/26	201,582
91,000	Embraer Netherlands Finance BV
	(Netherlands), 5.050%, 6/15/25	91,342
93,000	Embraer Netherlands Finance BV
	(Netherlands), 5.400%, 2/1/27	94,860
175,000	FedEx Corp., 5.100%, 1/15/44	182,275
2,156	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	2,164
150,000	Vulcan Materials Co., 4.500%, 4/1/25	150,372
210,000	Wabtec Corp., 4.700%, 9/15/28	206,673
		1,429,927

	Consumer Staples — 2.4%
226,000	Cargill, Inc., 144a, 3.050%, 4/19/21	224,384
200,000	Grupo Bimbo SAB de CV (Mexico),
	144a, 4.500%, 1/25/22	204,625
292,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 4.250%, 7/21/25	289,629
130,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	151,895
208,000	Moody's Corp., 2.750%, 12/15/21	203,432
192,000	Reynolds American, Inc.,
	4.450%, 6/12/25	193,415
106,000	Tyson Foods, Inc., 3.900%, 9/28/23	106,417
		1,373,797

	Information Technology — 2.4%
235,000	Apple, Inc., 2.750%, 1/13/25	225,142
148,000	Apple, Inc., 4.650%, 2/23/46	159,890
205,000	Dell International LLC / EMC Corp.,
	144a, 6.020%, 6/15/26	219,111
175,000	Hewlett Packard Enterprise Co., 144a,
	2.100%, 10/4/19	173,295
85,000	Microsoft Corp., 3.500%, 2/12/35	81,992
170,000	Oracle Corp., 2.650%, 7/15/26	157,782
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	194,024
134,000	Visa, Inc., 4.150%, 12/14/35	138,351
		1,349,587

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 38.5% (Continued)

	Utilities — 1.6%
$226,000	DTE Energy Co., 3.700%, 8/1/23	$225,621
184,000	Fortis, Inc., (Canada), 3.055%, 10/4/26	168,838
128,000	NextEra Energy Capital Holdings, Inc.,
	2.800%, 1/15/23	123,746
150,000	Oncor Electric Delivery Co. LLC,
	3.800%, 9/30/47	141,844
68,000	Pacific Gas & Electric Co., 144a,
	4.650%, 8/1/28	68,486
124,000	PacifiCorp., 5.750%, 4/1/37	147,427
		875,962

	Materials — 0.6%
32,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.200%, 10/1/22	32,102
60,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.450%, 11/15/21	60,817
238,000	Suzano Austria GmbH (Austria), 144a,
	5.750%, 7/14/26	240,083
		333,002
	Total Corporate Bonds	$21,713,851

	U.S. Treasury Obligations — 30.7%
5,229,000	U.S. Treasury Bond, 3.000%, 8/15/48	5,032,300
2,495,000	U.S. Treasury Note, 2.500%, 5/31/20	2,483,110
9,030,000	U.S. Treasury Note, 2.500%, 3/31/23	8,862,451
920,000	U.S. Treasury Note, 2.875%, 8/15/28	905,841
	Total U.S. Treasury Obligations	$17,283,702

	U.S. Government Mortgage-Backed Obligations — 10.1%
19,711	FHLMC, Pool #A56988, 5.500%, 2/1/37	21,236
121,638	FHLMC, Pool #A95946, 4.000%, 1/1/41	123,908
92,188	FHLMC, Pool #A96485, 4.500%, 1/1/41	96,182
28,323	FHLMC, Pool #G03217, 5.500%, 9/1/37	30,530
15,031	FHLMC, Pool #G03781, 6.000%, 1/1/38	16,616
65,799	FHLMC, Pool #J27931, 3.500%, 4/1/29	66,263
308,164	FHLMC, Pool #Q51274, 4.000%, 10/1/47	311,447
6,486	FNMA, Pool #561741, 7.500%, 1/1/31	7,165
9,400	FNMA, Pool #889734, 5.500%, 6/1/37	10,137
12,702	FNMA, Pool #984256, 5.000%, 6/1/23	13,144
11,016	FNMA, Pool #995472, 5.000%, 11/1/23	11,424
67,461	FNMA, Pool #AB1149, 5.000%, 6/1/40	71,776
63,195	FNMA, Pool #AB1800, 4.000%, 11/1/40	64,329
104,764	FNMA, Pool #AD3795, 4.500%, 4/1/40	109,075
153,167	FNMA, Pool #AD9150, 5.000%, 8/1/40	162,966
206,287	FNMA, Pool #AE0548, 4.500%, 11/1/40	214,660
168,003	FNMA, Pool #AE4429, 4.000%, 10/1/40	170,927
12,754	FNMA, Pool #AH2666, 4.000%, 1/1/26	13,021
21,931	FNMA, Pool #AH3493, 4.000%, 2/1/26	22,388
270,758	FNMA, Pool #AJ5457, 4.000%, 11/1/41	275,474
264,396	FNMA, Pool #AL0054, 4.500%, 2/1/41	275,142
44,839	FNMA, Pool #AL2663, 4.000%, 1/1/26	45,771
243,628	FNMA, Pool #AS7813, 4.000%, 8/1/46	246,263
351,679	FNMA, Pool #AS8552, 3.000%, 12/1/36	342,925
634,347	FNMA, Pool #AS8855, 3.500%, 2/1/37	633,866
650,659	FNMA, Pool #BH6180, 4.000%, 7/1/47	657,408
302,822	FNMA, Pool #MA1175, 3.000%, 9/1/42	292,647
186,243	FNMA, Pool #MA1543, 3.500%, 8/1/33	186,953
164,221	FNMA, Pool #MA2177, 4.000%, 2/1/35	168,341
234,733	GNMA, Pool #4853, 4.000%, 11/20/40	240,895
157,157	GNMA, Pool #4883, 4.500%, 12/20/40	164,808
65,803	GNMA, Pool #736696, 4.500%, 5/15/40	68,457
319,577	GNMA, Pool #AD1745, 3.000%, 2/20/43	310,430
236,661	GNMA, Pool #MA1157, 3.500%, 7/20/43	236,672
	Total U.S. Government Mortgage-Backed Obligations	$5,683,246

Shares

	Exchange-Traded Fund — 4.9%
25,384	iShares JP Morgan USD Emerging
	Markets Bond ETF	$2,736,649

Principal Amount

	Asset-Backed Securities — 4.8%
$200,000	Ascentium Equipment Receivables
	2016-1 Trust, Ser 2016-1A, Class B,
	144a, 2.850%, 7/10/20	199,860
252,146	CWHEQ Home Equity Loan Trust, Ser
	2007-S1, Class A5,
	6.018%, 11/25/36(A)(B)	249,968
268,896	Elara HGV Timeshare Issuer LLC, Ser
	2017-A, Class A, 144a,
	2.690%, 3/25/30	262,144
262,350	Jimmy Johns Funding LLC, Ser
	2017-1A, Class A2I, 144a,
	3.610%, 7/30/47	258,981
247,500	Jimmy Johns Funding LLC, Ser
	2017-1A, Class A2II, 144a,
	4.846%, 7/30/47	246,951
155,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19(C)	154,689
141,020	Sonic Capital LLC, Ser 2016-1A, Class
	A2, 144a, 4.472%, 5/20/46	140,590
103,364	SpringCastle America Funding LLC,
	Ser 2016-AA, Class A, 144a,
	3.050%, 4/25/29	102,910
325,000	Towd Point Mortgage Trust, Ser
	2015-3, Class A2, 144a,
	4.000%, 3/25/54(A)(B)	327,225
380,000	Voya CLO Ltd. (Cayman Islands), Ser
	2017-4A, Class A1, 144a, (3M LIBOR
	+1.130%), 3.469%, 10/15/30(A)	380,073
397,000	Wendys Funding LLC, Ser 2018-1A,
	Class A2I, 144a, 3.573%, 3/15/48	381,993
	Total Asset-Backed Securities	$2,705,384

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Non-Agency Collateralized Mortgage Obligations — 2.8%
$4,578	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 5.470%, 9/25/33(C)	$4,619
437,621	EverBank Mortgage Loan Trust, Ser
	2013-1, Class B1, 144a,
	3.481%, 3/25/43(A)(B)	429,521
146,788	PMT Loan Trust, Ser 2013-J1, Class A11,
	144a, 3.500%, 9/25/43(A)(B)	142,888
101,066	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	76,939
271,129	Sequoia Mortgage Trust, Ser 2013-1,
	Class B1, 3.646%, 2/25/43(A)(B)	267,922
249,400	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.561%, 8/25/43(A)(B)	244,127
346,294	Sequoia Mortgage Trust, Ser 2013-5,
	Class B1, 144a, 3.513%, 5/25/43(A)(B)	341,295
68,499	Structured Asset Securities Corp. Trust,
	Ser 2005-17, Class 5A1,
	5.500%, 10/25/35	54,337
49,763	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	46,148
	Total Non-Agency Collateralized Mortgage Obligations	$1,607,796

	Agency Collateralized Mortgage Obligations — 1.8%
92,737	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	89,666
228,000	FNMA REMIC, Ser 2016-102, Class AY,
	3.000%, 1/25/37	211,743
160,000	FNMA REMIC, Ser 2017-83, Class DL,
	3.000%, 10/25/37	148,310
582,448	FNMA REMIC, Ser 2017-90, Class KA,
	3.000%, 11/25/47	573,699
	Total Agency Collateralized Mortgage Obligations	$1,023,418

	Sovereign Bonds — 1.7%
200,000	Mexico Government International
	Bond, 4.350%, 1/15/47	181,302
198,000	Portugal Government International
	Bond, 144a, 5.125%, 10/15/24	207,029
220,000	Province of Alberta Canada, 2.200%,
	7/26/22	211,719
208,000	Province of Ontario Canada, 1.875%,
	5/21/20	204,189
146,000	Uruguay Government International
	Bond, 4.975%, 4/20/55	146,000
	Total Sovereign Bonds	$950,239

	Commercial Mortgage-Backed Securities — 1.3%
360,000	DBUBS Mortgage Trust, Ser
	2017-BRBK, Class B, 144a,
	3.530%, 10/10/34(A)(B)	352,968
375,000	GS Mortgage Securities Corp. II, Ser
	2017-SLP, Class B, 144a,
	3.772%, 10/10/32	372,599
	Total Commercial Mortgage-Backed Securities	$725,567

	Municipal Bond — 0.5%

	New York — 0.5%
320,000	NY Housing Development Corp., Ref 8
	Spruce Street Class B,
	3.864%, 2/15/48(C)	$311,686

Shares

	Preferred Stock — 0.4%

	Utilities — 0.4%
7,919	Integrys Holding, Inc., 6.000%,
	8/1/73(A)	$205,498

	Short-Term Investment Fund — 1.9%
1,090,012	Dreyfus Government Cash
	Management, Institutional Shares,
	1.95% ∞Ω	$1,090,012

	Total Investment Securities — 99.4%
	(Cost $56,757,915)	$56,037,048

	Other Assets in
	Excess of Liabilities — 0.6%	346,643
	Net Assets — 100.0%	$56,383,691

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2018.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of September 30, 2018.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

DAC - Designated Activity Company

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $7,864,878 or 13.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$21,713,851	$—	$21,713,851
U.S. Treasury Obligations	—	17,283,702	—	17,283,702
U.S. Government Mortgage-Backed Obligations	—	5,683,246	—	5,683,246
Exchange-Traded Fund	2,736,649	—	—	2,736,649
Asset-Backed Securities	—	2,705,384	—	2,705,384
Non-Agency Collateralized Mortgage Obligations	—	1,607,796	—	1,607,796
Agency Collateralized Mortgage Obligations	—	1,023,418	—	1,023,418
Sovereign Bonds	—	950,239	—	950,239
Commercial Mortgage-Backed Securities	—	725,567	—	725,567
Municipal Bond	—	311,686	—	311,686
Preferred Stock	205,498	—	—	205,498
Short-Term Investment Fund	1,090,012	—	—	1,090,012
Total Assets	$4,032,159	$52,004,889	$—	$56,037,048

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Balanced Fund – September 30, 2018 (Unaudited)

		Market
Shares		Value

	Common Stocks — 67.9%

	Information Technology — 19.1%
2,869	Apple, Inc.	$647,648
5,567	Microsoft Corp.	636,698
458	Alphabet, Inc. - Class C*	546,609
2,731	salesforce.com, Inc.*	434,311
2,486	Facebook, Inc. - Class A*	408,848
7,181	Oracle Corp.	370,252
4,292	Avnet, Inc.	192,153
1,250	International Business Machines Corp.	189,013
		3,425,532

	Consumer Discretionary — 13.7%
422	Amazon.com, Inc.*	845,266
6,749	Twenty-First Century Fox, Inc. - Class A	312,681
3,744	Carnival Corp.	238,755
6,110	Comcast Corp. - Class A	216,355
3,518	Starbucks Corp.	199,963
594	Charter Communications, Inc. - Class A*	193,573
90	Booking Holdings, Inc.*	178,560
4,257	Yum China Holdings, Inc. (China)	149,463
4,760	JD.com, Inc. (China) ADR*	124,188
		2,458,804

	Financials — 11.2%
5,011	Berkshire Hathaway, Inc. - Class B*	1,072,905
6,193	Brookfield Asset Management, Inc. (Canada) - Class A	275,774
1,128	Goldman Sachs Group, Inc. (The)	252,943
8,450	Bank of America Corp.	248,937
1,435	Signature Bank/New York NY	164,795
		2,015,354

	Health Care — 8.6%
4,311	Novartis AG (Switzerland) ADR	371,436
890	Biogen, Inc.*	314,446
2,248	Johnson & Johnson	310,606
4,994	Bristol-Myers Squibb Co.	310,028
2,668	AmerisourceBergen Corp.	246,043
		1,552,559

	Industrials — 5.7%
2,069	United Technologies Corp.	289,267
1,543	Union Pacific Corp.	251,247
2,887	Stericycle, Inc.*	169,409
4,569	Johnson Controls International PLC	159,915
13,578	General Electric Co.	153,296
		1,023,134

	Energy — 3.0%
2,491	Exxon Mobil Corp.	211,785
3,317	Schlumberger Ltd.	202,072
3,229	Halliburton Co.	130,871
		544,728

	Real Estate — 2.8%
1,574	Simon Property Group, Inc. REIT	278,205
1,571	Jones Lang LaSalle, Inc. REIT	226,727
		504,932

	Consumer Staples — 2.6%
3,839	Unilever NV (United Kingdom)	213,256
2,761	Monster Beverage Corp.*	160,911
914	JM Smucker Co. (The)	93,786
		467,953

	Telecommunication Services — 1.2%
6,447	AT&T, Inc.	216,490
	Total Common Stocks	$12,209,486

Principal
Amount

	Corporate Bonds — 11.7%

	Financials — 2.7%
$24,000	American Express Co.,
	3.000%, 10/30/24	22,925
50,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	49,343
24,000	Bank of Montreal (Canada),
	3.803%, 12/15/32	22,424
24,000	Bank of New York Mellon Corp. (The)
	MTN, 2.950%, 1/29/23	23,412
22,000	BB&T Corp. MTN, 2.850%, 10/26/24	21,051
12,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	12,255
18,000	Citigroup, Inc., 3.300%, 4/27/25	17,289
11,000	Citigroup, Inc., 4.750%, 5/18/46	10,730
18,000	Fifth Third Bancorp, 2.875%, 7/27/20	17,886
20,000	Goldman Sachs Group, Inc. (The), (3M
	LIBOR +1.000%), 3.342%, 7/24/23(A)	20,212
32,000	Goldman Sachs Group, Inc. (The),
	3.691%, 6/5/28	30,456
32,000	Huntington Bancshares, Inc./OH,
	4.000%, 5/15/25	31,946
10,000	JPMorgan Chase & Co., (3M LIBOR
	+0.730%), 3.077%, 4/23/24(A)	9,955
15,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	14,867
25,000	JPMorgan Chase & Co.,
	3.509%, 1/23/29	23,680
17,000	Morgan Stanley, 3.737%, 4/24/24	16,856
25,000	Morgan Stanley, 3.950%, 4/23/27	23,995
18,000	Northwestern Mutual Life Insurance
	Co. (The), 144a, 3.850%, 9/30/47	16,497
17,000	Prudential Financial, Inc.,
	5.625%, 6/15/43	17,723
24,000	Royal Bank of Canada (Canada) MTN,
	3.200%, 4/30/21	23,956
20,000	SunTrust Banks, Inc., 4.000%, 5/1/25	20,050
17,000	Visa, Inc., 4.150%, 12/14/35	17,552
30,000	Wells Fargo & Co., 4.125%, 8/15/23	30,366
		495,426

6

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 11.7% (Continued)

	Energy — 1.6%
$14,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	$13,448
17,000	Cenovus Energy, Inc. (Canada),
	4.250%, 4/15/27	16,433
16,000	Columbia Pipeline Group, Inc.,
	4.500%, 6/1/25	16,176
24,000	Enbridge, Inc. (Canada), (3M LIBOR
	+0.700%), 3.034%, 6/15/20(A)	24,088
14,000	Energy Transfer Partners LP,
	4.950%, 6/15/28	14,253
14,000	EOG Resources, Inc., 3.900%, 4/1/35	13,666
25,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	24,444
23,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	23,517
20,000	NGPL PipeCo LLC, 144a,
	7.768%, 12/15/37	24,500
17,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	15,895
5,000	Petroleos Mexicanos (Mexico), 144a,
	5.350%, 2/12/28	4,713
15,000	Petroleos Mexicanos (Mexico), 144a,
	6.350%, 2/12/48	13,740
20,000	Sabine Pass Liquefaction LLC,
	5.000%, 3/15/27	20,544
20,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	19,356
16,000	Valero Energy Corp., 4.350%, 6/1/28	16,116
20,000	Williams Cos., Inc. (The),
	3.700%, 1/15/23	19,792
		280,681

	Consumer Discretionary — 1.4%
20,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	20,226
22,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	21,801
20,000	AutoNation, Inc., 5.500%, 2/1/20	20,514
36,000	BMW US Capital LLC, 144a,
	3.100%, 4/12/21	35,764
24,000	Dollar Tree, Inc., (3M LIBOR +0.700%),
	3.036%, 4/17/20(A)	24,036
13,000	Ford Motor Co., 4.750%, 1/15/43	10,825
24,000	Ford Motor Credit Co. LLC,
	4.140%, 2/15/23	23,608
32,000	General Motors Financial Co., Inc.,
	3.950%, 4/13/24	31,122
9,000	General Motors Financial Co., Inc.,
	4.350%, 4/9/25	8,832
20,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	24,899
24,000	Toyota Motor Credit Corp. MTN,
	2.950%, 4/13/21	23,890
		245,517

	Health Care — 1.3%
11,000	Abbott Laboratories,
	3.750%, 11/30/26	10,969
20,000	AbbVie, Inc., 4.450%, 5/14/46	18,385
15,000	Allergan Funding SCS (Luxembourg),
	3.800%, 3/15/25	14,689
18,000	Allergan Sales LLC, 144a,
	5.000%, 12/15/21	18,668
17,000	Celgene Corp., 5.000%, 8/15/45	16,894
23,000	CVS Health Corp., 4.300%, 3/25/28	22,820
13,000	CVS Health Corp., 5.125%, 7/20/45	13,364
17,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	16,913
16,000	Halfmoon Parent, Inc., 144a,
	4.375%, 10/15/28	15,953
30,000	Johnson & Johnson, 2.900%, 1/15/28	28,457
14,000	Thermo Fisher Scientific, Inc.,
	3.600%, 8/15/21	14,046
24,000	UnitedHealth Group, Inc.,
	2.375%, 10/15/22	23,017
15,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	14,693
		228,868

	Real Estate — 0.9%
24,000	Boston Properties LP REIT,
	3.200%, 1/15/25	22,963
22,000	Crown Castle International Corp.,
	3.650%, 9/1/27	20,670
12,000	Kimco Realty Corp. REIT,
	3.125%, 6/1/23	11,558
15,000	Mid-America Apartments LP,
	3.750%, 6/15/24	14,699
17,000	Sabra Health Care LP REIT,
	5.125%, 8/15/26	16,642
25,000	SL Green Operating Partnership LP,
	3.250%, 10/15/22	24,245
14,000	Spirit Realty LP REIT, 4.450%, 9/15/26	13,421
27,000	VEREIT Operating Partnership LP REIT,
	4.600%, 2/6/24	27,089
16,000	Welltower, Inc. REIT, 4.250%, 4/1/26	15,950
		167,237

	Information Technology — 0.9%
75,000	Apple, Inc., 2.750%, 1/13/25	71,854
24,000	Apple, Inc., 4.650%, 2/23/46	25,928
21,000	Dell International LLC / EMC Corp.,
	144a, 6.020%, 6/15/26	22,446
11,000	Microsoft Corp., 3.500%, 2/12/35	10,611
20,000	Oracle Corp., 2.650%, 7/15/26	18,563
18,000	QUALCOMM, Inc., 3.450%, 5/20/25	17,462
		166,864

	Telecommunication Services — 0.9%
20,000	AT&T, Inc., 4.350%, 6/15/45	17,229

7

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 11.7% (Continued)

	Telecommunication Services — (Continued)
$24,000	Booking Holdings, Inc., 3.600%, 6/1/26	$23,283
21,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	22,575
20,000	Comcast Corp., 2.850%, 1/15/23	19,400
14,000	Comcast Corp., 4.000%, 3/1/48	12,565
15,000	Interpublic Group of Cos., Inc. (The),
	3.750%, 10/1/21	15,030
13,000	Qwest Corp., 6.750%, 12/1/21	13,874
25,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	25,531
15,000	Warner Media LLC, 3.800%, 2/15/27	14,348
		163,835

	Industrials — 0.7%
25,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	29,921
20,000	Eagle Materials, Inc., 4.500%, 8/1/26	19,959
12,000	Embraer Netherlands Finance BV
	(Netherlands), 5.050%, 6/15/25	12,045
7,000	Embraer Netherlands Finance BV
	(Netherlands), 5.400%, 2/1/27	7,140
16,000	FedEx Corp., 5.100%, 1/15/44	16,665
28,000	General Electric Co., 4.125%, 10/9/42	24,974
25,000	Wabtec Corp., 4.700%, 9/15/28	24,604
		135,308

	Utilities — 0.7%
23,000	DTE Energy Co., 3.700%, 8/1/23	22,961
15,000	Duke Energy Progress LLC,
	4.150%, 12/1/44	14,646
17,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	15,599
14,000	NextEra Energy Capital Holdings, Inc.,
	2.800%, 1/15/23	13,535
16,000	Oncor Electric Delivery Co. LLC,
	3.800%, 9/30/47	15,130
7,000	Pacific Gas & Electric Co., 144a,
	4.650%, 8/1/28	7,050
27,000	PacifiCorp., 5.750%, 4/1/37	32,101
		121,022

	Consumer Staples — 0.5%
24,000	Cargill, Inc., 144a, 3.050%, 4/19/21	23,828
15,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	17,526
8,000	Kroger Co. (The), 5.000%, 4/15/42	7,920
6,000	Moody's Corp., 2.750%, 12/15/21	5,868
20,000	Reynolds American, Inc.,
	4.450%, 6/12/25	20,147
10,000	Tyson Foods, Inc., 3.900%, 9/28/23	10,039
		85,328

	Materials — 0.1%
4,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.200%, 10/1/22	4,013
7,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.450%, 11/15/21	7,095
		11,108

	Total Corporate Bonds	$2,101,194

	U.S. Treasury Obligations — 10.0%
490,000	U.S. Treasury Bond, 3.000%, 8/15/48	471,568
275,000	U.S. Treasury Note, 2.500%, 5/31/20	273,689
915,000	U.S. Treasury Note, 2.500%, 3/31/23	898,022
150,000	U.S. Treasury Note, 2.875%, 8/15/28	147,691
	Total U.S. Treasury Obligations	$1,790,970

	U.S. Government Mortgage-Backed Obligations — 7.1%
284,171	FHLMC, Pool #G05624, 4.500%, 9/1/39	295,699
183,994	FHLMC, Pool #Q29260,
	4.000%, 10/1/44	186,345
111,681	FNMA, Pool #725423, 5.500%, 5/1/34	120,624
105,870	FNMA, Pool #725610, 5.500%, 7/1/34	114,328
27,070	FNMA, Pool #890310, 4.500%, 12/1/40	28,173
108,160	FNMA, Pool #AD9193, 5.000%, 9/1/40	115,079
422,910	FNMA, Pool #AL5718, 3.500%, 9/1/44	418,079
	Total U.S. Government Mortgage-Backed Obligations	$1,278,327

Shares

	Exchange-Traded Fund — 1.6%
2,738	iShares JP Morgan USD Emerging
	Markets Bond ETF	$295,184

Principal Amount

	Sovereign Bonds — 0.2%
$20,000	Province of Alberta Canada, 2.200%,
	7/26/22	19,247
22,000	Province of Ontario Canada, 1.875%,
	5/21/20	21,597
	Total Sovereign Bonds	$40,844

Shares

Preferred Stock — 0.1%

Utilities — 0.1%
796	Integrys Holding, Inc., 6.000%, 8/1/73	$20,656

Principal Amount

U.S. Treasury Bill — 0.8%
150,000	U.S. Treasury Bill, 0.611%, 11/23/18(B)	$149,534

8

Touchstone Balanced Fund (Unaudited) (Continued)

Shares		Market Value

	Short-Term Investment Fund — 0.5%
84,140	Dreyfus Government Cash
	Management, Institutional Shares,
	1.95%∞Ω	$84,140

	Total Investment Securities — 99.9%
	(Cost $15,621,042)	$17,970,335

	Other Assets in Excess of Liabilities — 0.1%	9,408
	Net Assets — 100.0%	$17,979,743

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2018.

(B)	Rate reflects yield at the time of purchase.

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $217,784 or 1.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$12,209,486	$—	$—	$12,209,486
Corporate Bonds	—	2,101,194	—	2,101,194
U.S. Treasury Obligations	—	1,790,970	—	1,790,970
U.S. Government Mortgage-Backed Obligations	—	1,278,327	—	1,278,327
Exchange-Traded Fund	295,184	—	—	295,184
Sovereign Bonds	—	40,844	—	40,844
Preferred Stock	20,656	—	—	20,656
U.S. Treasury Bill	—	149,534	—	149,534
Short-Term Investment Fund	84,140	—	—	84,140
Total	$12,609,466	$5,360,869	$—	$17,970,335

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Bond Fund – September 30, 2018 (Unaudited)

Principal Amount		Market Value

	Corporate Bonds — 39.3%

	Financials — 11.4%
$183,000	American Express Co.,
	3.000%, 10/30/24	$174,802
150,000	Bank of America Corp.,
	3.705%, 4/24/28	144,387
221,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	218,097
170,000	Bank of Montreal (Canada),
	3.803%, 12/15/32	158,838
170,000	Bank of New York Mellon Corp. (The)
	MTN, 2.950%, 1/29/23	165,833
175,000	Bank of Nova Scotia (The), (Canada),
	(3M LIBOR +0.620%),
	2.959%, 9/19/22(A)	175,984
200,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	197,304
168,000	BB&T Corp. MTN, 2.850%, 10/26/24	160,757
95,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	97,018
139,000	Citigroup, Inc., 3.300%, 4/27/25	133,509
85,000	Citigroup, Inc., 4.750%, 5/18/46	82,911
142,000	Fifth Third Bancorp, 2.875%, 7/27/20	141,097
200,000	GE Capital International Funding Co.
	Unlimited Co. (Ireland),
	4.418%, 11/15/35	188,231
400,000	Goldman Sachs Group, Inc. (The), (3M
	LIBOR +1.000%), 3.342%, 7/24/23(A)	404,240
99,000	Goldman Sachs Group, Inc. (The),
	3.691%, 6/5/28	94,224
147,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	153,909
238,000	Huntington Bancshares, Inc./OH,
	4.000%, 5/15/25	237,595
105,000	JPMorgan Chase & Co., (3M LIBOR
	+0.730%), 3.077%, 4/23/24(A)	104,527
112,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	111,010
181,000	JPMorgan Chase & Co.,
	3.509%, 1/23/29	171,442
200,000	Lloyds Banking Group PLC (United
	Kingdom), 3.574%, 11/7/28	183,199
120,000	Morgan Stanley, 3.737%, 4/24/24	118,981
199,000	Morgan Stanley, 3.950%, 4/23/27	191,003
125,000	Northwestern Mutual Life Insurance
	Co. (The), 144a, 3.850%, 9/30/47	114,561
250,000	PNC Bank NA, 2.700%, 11/1/22	240,840
140,000	Prudential Financial, Inc.,
	5.625%, 6/15/43	145,950
178,000	Royal Bank of Canada (Canada) MTN,
	3.200%, 4/30/21	177,672
160,000	SunTrust Banks, Inc., 4.000%, 5/1/25	160,399
128,000	Visa, Inc., 4.150%, 12/14/35	132,156
117,000	Wells Fargo & Co., 2.100%, 7/26/21	112,667
113,000	Wells Fargo & Co., 4.125%, 8/15/23	114,380
		5,007,523

	Consumer Discretionary — 4.2%
250,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	252,830
173,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	171,433
270,000	BMW US Capital LLC, 144a,
	3.100%, 4/12/21	268,233
178,000	Dollar Tree, Inc., (3M LIBOR +0.700%),
	3.036%, 4/17/20(A)	178,271
94,000	Ford Motor Co., 4.750%, 1/15/43	78,271
178,000	Ford Motor Credit Co. LLC,
	4.140%, 2/15/23	175,092
158,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	157,544
90,000	General Motors Financial Co., Inc.,
	3.950%, 4/13/24	87,529
98,000	General Motors Financial Co., Inc.,
	4.350%, 4/9/25	96,166
137,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	170,557
178,000	Toyota Motor Credit Corp. MTN,
	2.950%, 4/13/21	177,184
		1,813,110

	Energy — 4.1%
96,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	92,213
143,000	Cenovus Energy, Inc. (Canada),
	4.250%, 4/15/27	138,231
154,000	Cheniere Corpus Christi Holdings LLC,
	7.000%, 6/30/24	168,630
127,000	Columbia Pipeline Group, Inc.,
	4.500%, 6/1/25	128,396
172,000	Enbridge, Inc. (Canada), (3M LIBOR
	+0.700%), 3.034%, 6/15/20(A)	172,628
102,000	Energy Transfer Partners LP,
	4.950%, 6/15/28	103,846
105,000	EOG Resources, Inc., 3.900%, 4/1/35	102,492
185,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	180,889
128,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	119,680
165,000	Petroleos Mexicanos (Mexico), 144a,
	5.350%, 2/12/28	155,512
166,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	160,658
128,000	Valero Energy Corp., 4.350%, 6/1/28	128,932
156,000	Williams Cos., Inc. (The),
	3.700%, 1/15/23	154,376
		1,806,483

	Health Care — 3.8%
85,000	Abbott Laboratories,
	3.750%, 11/30/26	84,761
155,000	AbbVie, Inc., 4.450%, 5/14/46	142,485
108,000	Allergan Funding SCS (Luxembourg),
	3.800%, 3/15/25	105,758
100,000	Allergan Sales LLC, 144a,
	5.000%, 12/15/21	103,709

10

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 39.3% (Continued)

	Health Care — (Continued)
$131,000	Celgene Corp., 5.000%, 8/15/45	$130,183
120,000	CVS Health Corp., 4.300%, 3/25/28	119,059
100,000	CVS Health Corp., 5.125%, 7/20/45	102,803
136,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	135,304
128,000	Halfmoon Parent, Inc., 144a,
	4.375%, 10/15/28	127,627
39,000	Medtronic Global Holdings SCA
	(Luxembourg), 3.350%, 4/1/27	38,077
169,000	Shire Acquisitions Investments Ireland
	DAC (Ireland), 2.400%, 9/23/21	163,235
110,000	Thermo Fisher Scientific, Inc.,
	3.600%, 8/15/21	110,362
182,000	UnitedHealth Group, Inc.,
	2.375%, 10/15/22	174,542
118,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	115,583
		1,653,488

	Telecommunication Services — 3.7%
60,000	AT&T, Inc., 3.950%, 1/15/25	59,076
37,000	AT&T, Inc., 4.350%, 6/15/45	31,874
116,000	AT&T, Inc., 4.500%, 5/15/35	108,375
178,000	Booking Holdings, Inc., 3.600%, 6/1/26	172,686
167,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	179,522
151,000	Comcast Corp., 2.850%, 1/15/23	146,469
94,000	Comcast Corp., 4.000%, 3/1/48	84,368
112,000	Interpublic Group of Cos., Inc. (The),
	3.750%, 10/1/21	112,222
106,000	Qwest Corp., 6.750%, 12/1/21	113,128
200,000	Telecom Italia SpA/Milano (Italy),
	144a, 5.303%, 5/30/24	194,750
62,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	58,287
125,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	127,656
260,000	Warner Media LLC, 3.800%, 2/15/27	248,706
		1,637,119

	Real Estate — 2.9%
166,000	Boston Properties LP REIT,
	3.200%, 1/15/25	158,828
167,000	Crown Castle International Corp. REIT,
	3.650%, 9/1/27	156,903
90,000	Kimco Realty Corp. REIT,
	3.125%, 6/1/23	86,684
120,000	Mid-America Apartments LP REIT,
	3.750%, 6/15/24	117,592
152,000	Sabra Health Care LP REIT,
	5.125%, 8/15/26	148,802
186,000	SL Green Operating Partnership LP
	REIT, 3.250%, 10/15/22	180,382
101,000	Spirit Realty LP REIT, 4.450%, 9/15/26	96,822
204,000	VEREIT Operating Partnership LP REIT,
	4.600%, 2/6/24	204,675
130,000	Welltower, Inc. REIT, 4.250%, 4/1/26	129,590
		1,280,278

	Consumer Staples — 2.4%
180,000	Cargill, Inc., 144a, 3.050%, 4/19/21	178,713
160,000	Grupo Bimbo SAB de CV (Mexico),
	144a, 4.500%, 1/25/22	163,700
203,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 4.250%, 7/21/25	201,352
115,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	134,369
155,000	Moody's Corp., 2.750%, 12/15/21	151,596
149,000	Reynolds American, Inc.,
	4.450%, 6/12/25	150,098
82,000	Tyson Foods, Inc., 3.900%, 9/28/23	82,322
		1,062,150

	Industrials — 2.1%
200,000	CRH America Finance, Inc., 144a,
	4.500%, 4/4/48	183,492
166,000	Eagle Materials, Inc., 4.500%, 8/1/26	165,657
72,000	Embraer Netherlands Finance BV
	(Netherlands), 5.050%, 6/15/25	72,271
71,000	Embraer Netherlands Finance BV
	(Netherlands), 5.400%, 2/1/27	72,420
119,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	118,228
138,000	Vulcan Materials Co., 4.500%, 4/1/25	138,342
165,000	Wabtec Corp., 4.700%, 9/15/28	162,386
		912,796

	Information Technology — 2.0%
148,000	Apple, Inc., 2.750%, 1/13/25	141,792
185,000	Apple, Inc., 4.650%, 2/23/46	199,863
162,000	Dell International LLC / EMC Corp.,
	144a, 6.020%, 6/15/26	173,151
88,000	Microsoft Corp., 3.500%, 2/12/35	84,886
142,000	Oracle Corp., 2.650%, 7/15/26	131,794
140,000	QUALCOMM, Inc., 3.450%, 5/20/25	135,817
		867,303

	Utilities — 1.5%
176,000	DTE Energy Co., Series D,
	3.700%, 8/1/23	175,705
101,000	Duke Energy Progress LLC,
	4.150%, 12/1/44	98,616
136,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	124,793
102,000	NextEra Energy Capital Holdings, Inc.,
	2.800%, 1/15/23	98,610
123,000	Oncor Electric Delivery Co. LLC,
	3.800%, 9/30/47	116,312
54,000	Pacific Gas & Electric Co., 144a,
	4.650%, 8/1/28	54,386
		668,422

11

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 39.3% (Continued)

	Materials — 1.2%
$200,000	Braskem America Finance Co., 144a,
	7.125%, 7/22/41	$230,820
25,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.200%, 10/1/22	25,080
47,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.450%, 11/15/21	47,640
200,000	Suzano Austria GmbH (Austria), 144a,
	5.750%, 7/14/26	201,750
		505,290
	Total Corporate Bonds	$17,213,962

	U.S. Treasury Obligations — 20.8%
2,780,000	U.S. Treasury Bond, 3.000%, 8/15/48	2,675,424
885,000	U.S. Treasury Note, 2.500%, 5/31/20	880,782
4,065,000	U.S. Treasury Note, 2.500%, 3/31/23	3,989,575
1,615,000	U.S. Treasury Note, 2.875%, 8/15/28	1,590,144
	Total U.S. Treasury Obligations	$9,135,925

	U.S. Government Mortgage-Backed Obligations — 19.6%
532,821	FHLMC, Pool #G05624, 4.500%, 9/1/39	554,435
697,037	FHLMC, Pool #Q29056,
	4.000%, 10/1/44	705,925
301,546	FHLMC, Pool #Q29260,
	4.000%, 10/1/44	305,399
420,272	FNMA, Pool #725423, 5.500%, 5/1/34	453,927
392,113	FNMA, Pool #725610, 5.500%, 7/1/34	423,436
360,534	FNMA, Pool #AD9193, 5.000%, 9/1/40	383,597
523,903	FNMA, Pool #AL5718, 3.500%, 9/1/44	517,919
518,839	FNMA, Pool #AR9195, 3.000%, 3/1/43	501,020
609,883	FNMA, Pool #AS4707, 3.500%, 4/1/45	602,773
776,996	FNMA, Pool #AS7234, 3.000%, 5/1/46	744,417
1,352,633	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,306,181
568,578	FNMA, Pool #AT2016, 3.000%, 4/1/43	548,815
209,457	FNMA, Pool #AZ7347, 3.000%, 11/1/45	201,086
706,223	FNMA, Pool #BC1158, 3.500%, 2/1/46	697,916
615,933	GNMA, Pool #5175, 4.500%, 9/20/41	645,492
27,458	GNMA, Pool #679437,
	6.000%, 11/15/22	27,477
	Total U.S. Government Mortgage-Backed Obligations	$8,619,815

Shares

	Exchange-Traded Fund — 4.9%
20,047	iShares JP Morgan USD Emerging
	Markets Bond ETF	$2,161,267

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 4.2%
$521,891	Agate Bay Mortgage Trust, Ser 2015-7,
	Class B1, 144a,
	3.764%, 10/25/45(A)(B)	$514,709
520,907	CSMC Trust, Ser 2015-1, Class B3, 144a,
	3.940%, 1/25/45(A)(B)	498,324
351,549	CSMC Trust, Ser 2015-WIN1, Class B3,
	144a, 3.868%, 12/25/44(A)(B)	342,923
515,046	PMT Loan Trust, Ser 2013-J1, Class A11,
	144a, 3.500%, 9/25/43(A)(B)	501,360
	Total Non-Agency Collateralized Mortgage Obligations	$1,857,316

	Agency Collateralized Mortgage Obligation — 3.0%
1,237,675	FHLMC REMIC, Ser 3859 Class JB,
	5.000%, 5/15/41	$1,298,837

	Asset-Backed Securities — 2.4%
550,000	Hertz Vehicle Financing II LP, Ser
	2016-4A, Class A, 144a,
	2.650%, 7/25/22	534,158
521,063	Wendys Funding LLC, Ser 2018-1A,
	Class A2I, 144a, 3.573%, 3/15/48	501,366
	Total Asset-Backed Securities	$1,035,524

	Sovereign Bonds — 1.4%
200,000	Mexico Government International
	Bond, 4.350%, 1/15/47	181,302
147,000	Province of Alberta Canada, 2.200%,
	7/26/22	141,467
166,000	Province of Ontario Canada, 1.875%,
	5/21/20	162,959
114,000	Uruguay Government International
	Bond, 4.975%, 4/20/55	114,000
	Total Sovereign Bonds	$599,728

	Commercial Mortgage-Backed Security — 1.2%
550,000	GS Mortgage Securities Trust, Ser
	2017-FARM, Class B, 144a,
	3.659%, 1/10/43(A)(B)	$525,592

12

Touchstone Bond Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stock — 0.4%

	Utilities — 0.4%
6,400	Integrys Holding, Inc., 6.000%, 8/1/73	$166,080

Principal Amount

U.S. Treasury Bill — 1.8%
805,000	U.S. Treasury Bill, 0.611%, 11/23/18(C)	$802,501

Shares

	Short-Term Investment Fund — 0.4%
171,775	Dreyfus Government Cash
	Management, Institutional Shares,
	1.95% ∞Ω	$171,775
	Total Investment Securities — 99.4%
	(Cost $44,469,728)	$43,588,322

	Other Assets in
	Excess of Liabilities — 0.6%	255,387
	Net Assets — 100.0%	$43,843,709

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2018.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Rate reflects yield at the time of purchase.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

DAC - Designated Activity Company

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Inter Bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $5,842,908 or 13.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

13

Touchstone Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$17,213,962	$—	$17,213,962
U.S. Treasury Obligations	—	9,135,925	—	9,135,925
U.S. Government Mortgage-Backed Obligations	—	8,619,815	—	8,619,815
Exchange-Traded Fund	2,161,267	—	—	2,161,267
Non-Agency Collateralized Mortgage Obligations	—	1,857,316	—	1,857,316
Agency Collateralized Mortgage Obligation	—	1,298,837	—	1,298,837
Asset-Backed Securities	—	1,035,524	—	1,035,524
Sovereign Bonds	—	599,728	—	599,728
Commercial Mortgage-Backed Security	—	525,592	—	525,592
Preferred Stock	166,080	—	—	166,080
U.S. Treasury Bill	—	802,501	—	802,501
Short-Term Investment Fund	171,775	—	—	171,775
Total Assets	$2,499,122	$41,089,200	$—	$43,588,322

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Common Stock Fund – September 30, 2018 (Unaudited)

	Shares	Market Value

Common Stocks — 99.7%

Information Technology — 29.5%
Alphabet, Inc. - Class C*	6,631	$7,913,900
Apple, Inc.	32,531	7,343,548
Avnet, Inc.	62,085	2,779,545
Baidu, Inc. (China) ADR*	9,447	2,160,340
Facebook, Inc. - Class A*	33,041	5,433,923
International Business Machines Corp.	16,156	2,442,949
Microsoft Corp.	65,294	7,467,675
Oracle Corp.	83,358	4,297,938
salesforce.com, Inc.*	30,322	4,822,108
		44,661,926

Consumer Discretionary — 17.4%
Amazon.com, Inc.*	4,009	8,030,027
Booking Holdings, Inc.*	751	1,489,984
Carnival Corp.	48,403	3,086,659
Charter Communications, Inc. - Class A*	8,604	2,803,872
Comcast Corp. - Class A	78,967	2,796,221
JD.com, Inc. (China) ADR*	45,541	1,188,165
Starbucks Corp.	46,391	2,636,864
Twenty-First Century Fox, Inc. - Class A	57,955	2,685,055
Yum China Holdings, Inc. (China)	45,989	1,614,674
		26,331,521

Financials — 17.2%
Bank of America Corp.	122,226	3,600,778
Berkshire Hathaway, Inc. - Class B*	63,021	13,493,426
Brookfield Asset Management, Inc.
(Canada) - Class A	80,042	3,564,270
Goldman Sachs Group, Inc. (The)	14,583	3,270,092
Signature Bank/New York NY	18,400	2,113,056
		26,041,622

Health Care — 13.8%
AmerisourceBergen Corp.	35,797	3,301,199
Biogen, Inc.*	12,886	4,552,753
Bristol-Myers Squibb Co.	59,188	3,674,391
Johnson & Johnson	29,058	4,014,944
Novartis AG (Switzerland) ADR	62,361	5,373,024
		20,916,311

Industrials — 7.3%
General Electric Co.	115,872	1,308,195
Johnson Controls International PLC	54,133	1,894,655
Stericycle, Inc.*	37,322	2,190,055
Union Pacific Corp.	15,813	2,574,831
United Technologies Corp.	22,035	3,080,713
		11,048,449

Energy — 4.6%
Exxon Mobil Corp.	32,202	2,737,814
Halliburton Co.	40,910	1,658,082
Schlumberger Ltd.	42,874	2,611,884
		7,007,780

Real Estate — 4.6%
Jones Lang LaSalle, Inc.	20,315	2,931,861
Simon Property Group, Inc. REIT	22,774	4,025,304
		6,957,165

Consumer Staples — 3.5%
JM Smucker Co. (The)	11,654	1,195,817
Monster Beverage Corp.*	35,678	2,079,314
Unilever NV (United Kingdom)	36,032	2,001,578
		5,276,709

Telecommunication Services — 1.8%
AT&T, Inc.	83,338	2,798,490
Total Common Stocks		$151,039,973

Short-Term Investment Fund — 0.4%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	658,835	$658,835

Total Investment Securities — 100.1%
(Cost $121,034,585)		$151,698,808

Liabilities in Excess of Other Assets — (0.1%)		(151,084)

Net Assets — 100.0%		$151,547,724

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$151,039,973	$—	$—	$151,039,973
Short-Term Investment Fund	658,835	—	—	658,835
Total	$151,698,808	$—	$—	$151,698,808

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Focused Fund – September 30, 2018 (Unaudited)

	Shares	Market Value

Common Stocks — 98.0%

Information Technology — 28.3%
Alphabet, Inc. - Class C*	2,327	$2,777,205
Apple, Inc.	13,064	2,949,067
Avnet, Inc.	22,760	1,018,965
Baidu, Inc. (China) ADR*	3,780	864,410
Facebook, Inc. - Class A*	11,553	1,900,006
International Business Machines Corp.	7,775	1,175,658
Microsoft Corp.	26,540	3,035,380
Oracle Corp.	33,035	1,703,285
salesforce.com, Inc.*	11,520	1,832,026
		17,256,002

Financials — 16.8%
Bank of America Corp.	53,518	1,576,640
Bank OZK	18,150	688,974
Berkshire Hathaway, Inc. - Class B*	26,428	5,658,499
Goldman Sachs Group, Inc. (The)	6,639	1,488,729
Signature Bank/New York NY	7,237	831,097
		10,243,939

Consumer Discretionary — 16.4%
Amazon.com, Inc.*	1,661	3,326,983
Booking Holdings, Inc.*	302	599,168
Carnival Corp.	20,161	1,285,667
Comcast Corp. - Class A	36,862	1,305,283
JD.com, Inc. (China) ADR*	17,442	455,062
Starbucks Corp.	16,860	958,322
Twenty-First Century Fox, Inc. - Class A	32,532	1,507,208
Yum China Holdings, Inc. (China)	15,818	555,370
		9,993,063

Health Care — 15.2%
AmerisourceBergen Corp.	14,223	1,311,645
Biogen, Inc.*	4,793	1,693,415
Bio-Rad Laboratories, Inc. - Class A*	2,671	835,996
Bristol-Myers Squibb Co.	24,524	1,522,450
Johnson & Johnson	12,845	1,774,794
Novartis AG (Switzerland) ADR	25,012	2,155,034
		9,293,334

Industrials — 7.2%
General Electric Co.	49,346	557,116
Johnson Controls International PLC	20,859	730,065
Stericycle, Inc.*	13,842	812,249
Union Pacific Corp.	7,327	1,193,055
United Technologies Corp.	7,952	1,111,769
		4,404,254

Real Estate — 4.5%
Jones Lang LaSalle, Inc.	8,116	1,171,301
Simon Property Group, Inc. REIT	8,729	1,542,851
		2,714,152

Energy — 4.3%
Exxon Mobil Corp.	11,768	1,000,515
Halliburton Co.	15,184	615,408
Schlumberger Ltd.	16,338	995,311
		2,611,234

Consumer Staples — 3.4%
JM Smucker Co. (The)	4,472	458,872
Monster Beverage Corp.*	13,799	804,206
Unilever NV (United Kingdom)	14,564	809,030
		2,072,108

Telecommunication Services — 1.9%
AT&T, Inc.	34,667	1,164,118
Total Common Stocks		$59,752,204

Short-Term Investment Fund — 1.4%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	834,728	$834,728

Total Investment Securities — 99.4%
(Cost $45,928,338)		$60,586,932

Other Assets in Excess of Liabilities — 0.6%		376,423

Net Assets — 100.0%		$60,963,355

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

16

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$59,752,204	$—	$—	$59,752,204
Short-Term Investment Fund	834,728	—	—	834,728
Total	$60,586,932	$—	$—	$60,586,932

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – September 30, 2018 (Unaudited)

	Shares	Market Value

Common Stocks — 99.1%

Financials — 24.1%
Alleghany Corp.	1,467	$957,261
Bank of America Corp.	16,624	489,743
Berkshire Hathaway, Inc. - Class B*	10,234	2,191,202
BlackRock, Inc.	2,307	1,087,358
Progressive Corp. (The)	24,171	1,717,108
Wells Fargo & Co.	16,857	886,004
		7,328,676

Consumer Discretionary — 23.2%
CarMax, Inc.*	16,182	1,208,310
Carnival Corp.	19,594	1,249,509
Dollar Tree, Inc.*	13,385	1,091,547
Home Depot, Inc. (The)	4,857	1,006,128
Lowe's Cos., Inc.	4,207	483,048
NIKE, Inc. - Class B	12,995	1,100,936
O'Reilly Automotive, Inc.*	2,618	909,284
		7,048,762

Information Technology — 19.8%
Alphabet, Inc. - Class C*	1,333	1,590,896
Apple, Inc.	8,508	1,920,596
Cisco Systems, Inc.	19,262	937,096
Visa, Inc. - Class A	10,494	1,575,044
		6,023,632

Industrials — 13.9%
Deere & Co.	2,623	394,316
FedEx Corp.	3,451	830,966
General Dynamics Corp.	4,237	867,399
Norfolk Southern Corp.	7,496	1,353,028
Southwest Airlines Co.	12,284	767,136
		4,212,845

Materials — 8.0%
Albemarle Corp.	8,631	861,201
Martin Marietta Materials, Inc.	4,269	776,745
NewMarket Corp.	1,993	808,181
		2,446,127

Consumer Staples — 4.5%
Altria Group, Inc.	14,072	848,682
Coca-Cola Co. (The)	11,143	514,695
		1,363,377

Energy — 2.1%
Chevron Corp.	5,213	637,446

Health Care — 2.0%
Bristol-Myers Squibb Co.	9,867	612,543

Telecommunication Services — 1.5%
Verizon Communications, Inc.	8,549	456,431
Total Common Stocks		$30,129,839

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	320,443	320,443

Total Investment Securities — 100.1%
(Cost $23,153,214)		$30,450,282

Liabilities in Excess of Other Assets — (0.1%)		(33,577)

Net Assets — 100.0%		$30,416,705

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$30,129,839	$—	$—	$30,129,839
Short-Term Investment Fund	320,443	—	—	320,443
Total	$30,450,282	$—	$—	$30,450,282

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Small Company Fund – September 30, 2018 (Unaudited)

	Shares	Market Value

Common Stocks — 96.0%

Information Technology — 25.5%
8x8, Inc.*	46,000	$977,500
Aspen Technology, Inc.*	8,223	936,682
Avaya Holdings Corp.*	45,600	1,009,584
Bottomline Technologies (de), Inc.*	13,811	1,004,198
Carbonite, Inc.*	26,190	933,673
Cision Ltd.*	58,500	982,800
CommVault Systems, Inc.*	14,241	996,870
Finisar Corp.*	52,292	996,163
j2 Global, Inc.	12,368	1,024,689
LiveRamp Holdings, Inc.*	32,387	1,600,242
MAXIMUS, Inc.	16,187	1,053,126
NETGEAR, Inc.*	13,800	867,330
NetScout Systems, Inc.*	32,683	825,246
Nice Ltd. (Israel) ADR*	8,268	946,438
Nuance Communications, Inc.*	59,181	1,025,015
ON Semiconductor Corp.*	35,141	647,649
Open Text Corp. (Canada)	20,214	768,941
Plantronics, Inc.	16,730	1,008,819
Verint Systems, Inc.*	22,100	1,107,210
		18,712,175

Health Care — 20.8%
Acadia Healthcare Co., Inc.*	28,800	1,013,760
Allscripts Healthcare Solutions, Inc.*	102,500	1,460,625
AngioDynamics, Inc.*	40,373	877,709
Bio-Rad Laboratories, Inc. - Class A*	2,996	937,718
Bio-Techne Corp.	5,036	1,027,898
Diplomat Pharmacy, Inc.*	1	19
Encompass Health Corp.	11,983	934,075
Globus Medical, Inc. - Class A*	17,949	1,018,785
Haemonetics Corp.*	8,640	989,971
MEDNAX, Inc.*	22,000	1,026,520
NuVasive, Inc.*	21,453	1,522,734
Omnicell, Inc.*	13,531	972,879
Orthofix Medical, Inc.*	17,962	1,038,383
Tactile Systems Technology, Inc.*	14,000	994,700
Tivity Health, Inc.*	44,950	1,445,142
		15,260,918

Industrials — 20.1%
Clean Harbors, Inc.*	14,000	1,002,120
Crane Co.	15,982	1,571,830
EnerSys	11,633	1,013,583
Esterline Technologies Corp.*	11,168	1,015,730
Genesee &Wyoming, Inc. - Class A*	10,957	996,977
Hillenbrand, Inc.	18,000	941,400
Knight-Swift Transportation Holdings, Inc.	25,152	867,241
Luxfer Holdings PLC (United Kingdom)	23,000	534,750
Mobile Mini, Inc.	23,579	1,033,939
Quanta Services, Inc.*	43,933	1,466,483
Regal Beloit Corp.	17,907	1,476,432
SkyWest, Inc.	16,000	942,400
Terex Corp.	22,700	905,957
Woodward, Inc.	11,961	967,166
		14,736,008

Consumer Discretionary — 11.9%
Aaron's, Inc.	18,462	1,005,440
Adtalem Global Education, Inc.*	21,685	1,045,217
Bloomin' Brands, Inc.	61,676	1,220,568
Callaway Golf Co.	22,496	546,428
Dave & Buster's Entertainment, Inc.	9,000	595,980
Dick's Sporting Goods, Inc.	16,500	585,420
KB Home	39,924	954,583
Penn National Gaming, Inc.*	17,843	587,392
Shutterfly, Inc.*	6,500	428,285
Texas Roadhouse, Inc.	13,334	923,913
TopBuild Corp.*	14,500	823,890
		8,717,116

Financials — 10.6%
Chemical Financial Corp.	21,200	1,132,080
Evercore, Inc. - Class A	8,729	877,701
Glacier Bancorp, Inc.	21,492	926,090
Heartland Financial USA, Inc.	15,700	911,385
Stifel Financial Corp.	18,041	924,782
Webster Financial Corp.	16,873	994,832
Western Alliance Bancorp*	17,599	1,001,207
WSFS Financial Corp.	21,600	1,018,440
		7,786,517

Real Estate — 3.2%
Corporate Office Properties Trust REIT	48,465	1,445,711
Outfront Media, Inc. REIT	46,200	921,690
		2,367,401

Consumer Staples — 1.3%
Sprouts Farmers Market, Inc.*	35,500	973,055

Telecommunication Services — 1.3%
Cogent Communications Holdings, Inc.	17,300	965,340

Materials — 1.3%
Innophos Holdings, Inc.	20,300	901,320
Total Common Stocks		$70,419,850

Short-Term Investment Fund — 7.7%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	5,649,868	$5,649,868

Total Investment Securities — 103.7%
(Cost $56,688,462)		$76,069,718

Liabilities in Excess of Other Assets — (3.7%)		(2,713,763)

Net Assets — 100.0%		$73,355,955

19

Touchstone Small Company Fund (Unaudited) (Continued)

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$70,419,850	$—	$—	$70,419,850
Short-Term Investment Fund	5,649,868	—	—	5,649,868
Total	$76,069,718	$—	$—	$76,069,718

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Aggressive ETF Fund – September 30, 2018 (Unaudited)

	Shares	Market Value

Exchange-Traded Funds — 97.1%

Equity Funds — 76.4%
Vanguard Extended Market ETF†	18,045	$2,212,678
Vanguard FTSE Developed Markets ETF	93,105	4,028,653
Vanguard FTSE Emerging Markets ETF	27,880	1,143,080
Vanguard S&P 500 ETF	23,065	6,159,508
Vanguard Value ETF	10,300	1,140,004
		14,683,923

Fixed Income Funds — 20.7%
iShares Core 1-5 Year USD Bond ETF†	8,000	392,000
iShares Core S&P Small-Cap ETF	7,690	670,876
iShares Core US Aggregate Bond ETF	14,755	1,556,948
iShares Floating Rate Bond ETF	9,520	485,710
iShares iBoxx $ High Yield Corporate Bond ETF†	4,500	388,980
Vanguard Intermediate-Term Corporate Bond ETF	5,830	486,980
		3,981,494
Total Exchange-Traded Funds		$18,665,417

Short-Term Investment Funds — 5.5%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	523,481	523,481
Invesco Government & Agency
Portfolio, Institutional Class,
1.97%**∞Ω	530,338	530,338
Total Short-Term Investment Funds		$1,053,819

Total Investment Securities — 102.6%
(Cost $17,088,991)		$19,719,236

Liabilities in Excess of Other Assets — (2.6%)		(501,281)

Net Assets — 100.0%		$19,217,955

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2018 was $519,659.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$18,665,417	$—	$—	$18,665,417
Short-Term Investment Funds	1,053,819	—	—	1,053,819
Total	$19,719,236	$—	$—	$19,719,236

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments

Touchstone Conservative ETF Fund – September 30, 2018 (Unaudited)

	Shares	Market Value

Exchange-Traded Funds — 98.0%

Fixed Income Funds — 59.9%
Invesco Senior Loan ETF	21,890	$507,191
iShares Core 1-5 Year USD Bond ETF	35,320	1,730,680
iShares Core S&P Small-Cap ETF	4,590	400,432
iShares Core US Aggregate Bond ETF	50,040	5,280,221
iShares Floating Rate Bond ETF	21,950	1,119,889
iShares iBoxx $ High Yield Corporate Bond ETF†	10,595	915,832
Vanguard Intermediate-Term Corporate Bond ETF	19,435	1,623,405
Vanguard Total International Bond ETF	7,405	403,869
		11,981,519

Equity Funds — 38.1%
Vanguard Extended Market ETF†	9,825	1,204,741
Vanguard FTSE Developed Markets ETF	44,005	1,904,096
Vanguard FTSE Emerging Markets ETF	12,130	497,330
Vanguard S&P 500 ETF	12,797	3,417,439
Vanguard Value ETF	5,370	594,352
		7,617,958
Total Exchange-Traded Funds		$19,599,477

Short-Term Investment Funds — 12.1%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	403,427	403,427
Invesco Government & Agency
Portfolio, Institutional Class,
1.97%**∞Ω	2,010,444	2,010,444
Total Short-Term Investment Funds		$2,413,871

Total Investment Securities — 110.1%
(Cost $20,473,249)		$22,013,348

Liabilities in Excess of Other Assets — (10.1%)		(2,021,956)

Net Assets — 100.0%		$19,991,392

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2018 was $1,972,512.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$19,599,477	$—	$—	$19,599,477
Short-Term Investment Funds	2,413,871	—	—	2,413,871
Total	$22,013,348	$—	$—	$22,013,348

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone Moderate ETF Fund – September 30, 2018 (Unaudited)

	Shares	Market Value

Exchange-Traded Funds — 97.8%

Equity Funds — 57.2%
Vanguard Extended Market ETF	15,110	$1,852,788
Vanguard FTSE Developed Markets ETF	72,825	3,151,138
Vanguard FTSE Emerging Markets ETF	23,690	971,290
Vanguard S&P 500 ETF	20,415	5,451,826
Vanguard Value ETF	8,745	967,896
		12,394,938

Fixed Income Funds — 40.6%
Invesco Senior Loan ETF	18,960	439,303
iShares Core 1-5 Year USD Bond ETF	22,560	1,105,440
iShares Core S&P Small-Cap ETF	7,470	651,683
iShares Core US Aggregate Bond ETF	33,400	3,524,368
iShares Floating Rate Bond ETF	17,260	880,605
iShares iBoxx $ High Yield Corporate Bond ETF†	7,660	662,130
Vanguard Intermediate-Term Corporate Bond ETF	15,815	1,321,027
Vanguard Total International Bond ETF	4,100	223,614
		8,808,170
Total Exchange-Traded Funds		$21,203,108

Short-Term Investment Funds — 5.2%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	457,524	457,524
Invesco Government & Agency
Portfolio, Institutional Class,
1.97%**∞Ω	661,699	661,699
Total Short-Term Investment Funds		$1,119,223

Total Investment Securities — 103.0%
(Cost $20,216,440)		$22,322,331

Liabilities in Excess of Other Assets — (3.0%)		(646,994)

Net Assets — 100.0%		$21,675,337

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2018 was $648,127.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$21,203,108	$—	$—	$21,203,108
Short-Term Investment Funds	1,119,223	—	—	1,119,223
Total	$22,322,331	$—	$—	$22,322,331

See accompanying Notes to Portfolios of Investments.

23

Notes to Portfolios of Investments

September 30, 2018 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below.

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. At September 30, 2018, there were no transfers for Level 3 for the Funds.

During the period ended September 30, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Active Bond Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally

24

Notes to Portfolios of Investments (Unaudited) (Continued)

categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Collateralized Loan Obligations — The Active Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other

25

Notes to Portfolios of Investments (Unaudited) (Continued)

investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of September 30, 2018, the Funds did not hold any futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

For the period ended September 30, 2018, the average quarterly notional value of outstanding derivative financial instruments were as follows:

Active Bond
Fund
Interest rate contracts:
Futures - Notional Value	$1,667,496

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison

26

Notes to Portfolios of Investments (Unaudited) (Continued)

to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of September 30, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Aggressive ETF Fund	Exchange-Traded Funds	$519,659	$530,338	$10,679
Conservative ETF Fund	Exchange-Traded Funds	1,972,512	2,010,444	37,932
Moderate ETF Fund	Exchange-Traded Funds	648,127	661,699	13,572

* The remaining contractual maturity is overnight for all securities.

** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which

27

Notes to Portfolios of Investments (Unaudited) (Continued)

may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information — As of September 30, 2018, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
	Federal	Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Other*	Other*	(Depreciation)
Active Bond Fund	$56,757,915	$234,440	$(955,307)	$—	$—	$(720,867)
Balanced Fund	15,621,042	2,804,663	(455,370)	—	(4)	2,349,289
Bond Fund	44,469,728	31,143	(912,549)	—	(27)	(881,433)
Common Stock Fund	121,034,585	34,585,621	(3,921,398)	—	—	30,664,223
Focused Fund	45,928,338	16,881,169	(2,222,575)	—	(208)	14,658,386
Large Cap Core Equity Fund	23,153,214	7,537,503	(240,435)	—	—	7,297,068
Small Company Fund	56,688,462	19,891,560	(510,304)	—	—	19,381,256
Aggressive ETF Fund	17,088,991	2,735,383	(105,138)	—	—	2,630,245
Conservative ETF Fund	20,473,249	1,606,998	(66,899)	—	—	1,540,099
Moderate ETF Fund	20,216,440	2,355,151	(249,260)	—	—	2,105,891

* Other includes Foreign Currency Transactions.

28

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/23/18

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/23/18

* Print the name and title of each signing officer under his or her signature.